ProFunds®

ProFund Advisors LLC

7501 Wisconsin Avenue

Suite 1000

Bethesda, MD 20814-6527

Phone: 240.497.6400

Fax:     240.497.6530

January 22, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProFunds (the “Trust”)

(File Nos. 333-28339 and 811-08239)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933 are exhibits in interactive data format on XBRL, which contain the risk return summary information of the prospectus dated December 1, 2012, as supplemented January 2, 2013, for ProFund VP Falling U.S. Dollar, Falling U.S. Dollar ProFund and Rising U.S. Dollar ProFund, as filed under Rule 497 on December 28, 2012 (SEC Accession No. 0001193125-12-518244).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6539.

Sincerely,

/s/ Amy R. Doberman
Amy R. Doberman
Chief Legal Officer and Secretary